Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 28, 2020	Mar. 30, 2019
Current assets:
Cash and cash equivalents	$ 565	$ 1,179
Accounts receivable and other receivables	6,019	3,537
Inventories	101,899	91,541
Prepaids and other current assets	2,007	2,142
Total current assets	110,490	98,399
Long-term receivables	4,538	1,266
Property and equipment	26,613	29,727
Operating lease right-of-use asset	64,069	0
Intangible assets and other assets	4,942	4,403
Total non-current assets	100,162	35,396
Total assets	210,652	133,795
Current liabilities:
Bank indebtedness	58,035	47,021
Accounts payable	48,183	33,264
Accrued liabilities	4,661	9,657
Current portion of long-term debt	64	993
Current portion of operating lease liabilities	5,823	0
Total current liabilities	116,766	90,935
Long-term debt	16,217	16,111
Long-term portion of operating lease liabilities	72,636
Other long-term liabilities	1,623	12,966
Total long-term liabilities	90,476	29,077
Stockholders' equity:
Common stock	93,368	93,348
Preferred stock - no par value, unlimited shares authorized, none issued
Additional paid-in capital	19,131	19,120
Accumulated deficit	(108,862)	(98,473)
Accumulated other comprehensive loss	(227)	(212)
Total stockholders' equity	3,410	13,783
Total liabilities and stockholders' equity	210,652	133,795
Class A Common Stock [Member]
Stockholders' equity:
Common stock	35,613	35,593
Class B Common Stock [Member]
Stockholders' equity:
Common stock	$ 57,755	$ 57,755